Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 519,847	$ 656,880
Restricted cash (Note 2(e))	8,123	17,203
Inventories (Note 7)	14,121	13,156
Fair value of derivatives (Notes 19 and 20)	5,349	10,410
Insurance claims receivable	7,005	8,039
Time charter assumed (Note 12)	74	195
Accrued charter revenue (Note 12)	5,576	11,929
Short-term investments (Note 6)	19,276	18,499
Investment in leaseback vessels (Note 11(b))	55,075	30,561
Net investment in sales type lease vessels, current (Note 11(c))	0	12,748
Prepayments and other assets	44,642	16,823
Total current assets of continuing operations	690,668	802,306
Current assets of discontinued operations (Note 3)	0	237,910
Total current assets	690,668	1,040,216
FIXED ASSETS, NET:
Vessels and advances, net (Note 8)	2,738,982	2,715,168
Fixed assets of discontinued operations (Note 3)	0	671,844
Total fixed assets, net	2,738,982	3,387,012
OTHER NON-CURRENT ASSETS:
Investment in leaseback vessels, non-current (Note 11(b))	309,515	222,088
Accounts receivable, non-current (Note 4)	2,025	1,950
Deferred charges, net (Note 9)	53,792	52,688
Finance leases, right-of-use assets (Note 11(a))	0	37,818
Due from related parties, non-current (Note 4)	1,125	1,125
Net investment in sales type lease vessels, non-current (Note 11(c))	11,282	6,734
Restricted cash, non-current (Note 2(e))	42,307	45,922
Time charter assumed, non-current (Note 12)	0	74
Accrued charter revenue, non-current (Note 12)	3,672	2,688
Fair value of derivatives, non-current (Notes 19 and 20)	9,294	21,235
Total non-current assets of continuing operations	433,012	392,322
Non-current assets of discontinued operations (Note 3)	0	329,137
Total non-current assets	433,012	721,459
Total assets	3,862,662	5,148,687
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	268,131	287,360
Finance lease liability (Note 11(a))	0	23,877
Accrued liabilities	22,620	20,672
Unearned revenue (Note 12)	42,627	24,902
Fair value of derivatives (Notes 19 and 20)	24	19,756
Other current liabilities	46,675	24,564
Total current liabilities of continuing operations	398,568	410,593
Current liabilities of discontinued operations (Note 3)	0	334,967
Total current liabilities	398,568	745,560
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,246,707	1,410,480
Fair value of derivatives, non-current portion (Notes 19 and 20)	45	0
Unearned revenue, net of current portion (Note 12)	43,161	14,620
Other non-current liabilities	15,225	11,099
Total non-current liabilities of continuing operations	1,305,138	1,436,199
Non-current liabilities of discontinued operations (Note 3)	0	398,322
Total non-current liabilities	1,305,138	1,834,521
COMMITMENTS AND CONTINGENCIES (Note 13)
Temporary equity - Redeemable non-controlling interest in subsidiary - (Note 14)	0	(2,453)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 15)	0	0
Common stock (Note 15)	13	13
Treasury stock (Note 15)	(120,095)	(120,095)
Additional paid-in capital	1,333,223	1,336,646
Retained earnings	868,733	1,279,605
Accumulated other comprehensive income (Notes 19 and 21)	4,320	17,345
Total Costamare Inc. stockholders' equity	2,086,194	2,513,514
Non-controlling interest (Note 1)	72,762	57,545
Total stockholders' equity	2,158,956	2,571,059
Total liabilities and stockholders' equity	3,862,662	5,148,687
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 4)	11,580	5,863
CURRENT LIABILITIES:
Accounts payable	11,267	7,948
Related Party [Member]
CURRENT LIABILITIES:
Accounts payable	$ 7,224	$ 1,514